Derivative Instruments and Hedging Activities (Estimated Fair Values of Outstanding Derivative Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 17,828	¥ 30,407
Fair Values of Liabilities Derivative	49,135	48,324
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	50	258
Fair Values of Liabilities Derivative	23,270	24,853
Designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	665	954
Designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	22,605	23,899
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	16	11
Designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	33	207
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	1	40
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	17,778	30,149
Fair Values of Liabilities Derivative	25,865	23,471
Not designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	38
Not designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	5,850	1,178
Not designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	538	222
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	19,309	21,526
Not designated as hedging instrument | Foreign exchange contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative		155
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 16,803	29,899
Not designated as hedging instrument | Foreign exchange contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative		28
Not designated as hedging instrument | Equity Contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	¥ 668	¥ 612
Not designated as hedging instrument | Equity Contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 437